UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENT OF INCOME AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue	$ 1,236.3	$ 1,001.4	$ 2,708.8	$ 2,194.0
Cost of goods sold	(513.4)	(442.5)	(1,134.8)	(986.9)
Gross profit	722.9	558.9	1,574.0	1,207.1
Selling, general and administrative expenses	(697.8)	(567.8)	(1,339.7)	(1,111.7)
Impairment losses	(2.6)	(1.2)	(2.9)	(2.5)
Other operating income	21.2	1.6	26.5	7.6
Operating profit/(loss)	43.7	(8.5)	257.9	100.5
Interest expense	(30.0)	(42.6)	(52.0)	(110.9)
Foreign currency exchange gains/(losses), net & other finance costs	6.7	(5.1)	10.6	(19.1)
Loss on debt extinguishment	0.0	0.0	0.0	(14.3)
Interest income	1.4	2.5	2.9	5.2
Net finance cost	(21.9)	(45.2)	(38.5)	(139.1)
Income/(loss) before tax	21.8	(53.7)	219.4	(38.6)
Income tax benefit/(expense)	0.6	51.9	(58.9)	43.7
Net income/(loss)	22.4	(1.8)	160.5	5.1
Net income/(loss) attributable to:
Equity holders of the Company	18.2	(3.7)	152.8	1.4
Non-controlling interests	$ 4.2	$ 1.9	$ 7.7	$ 3.7
Earnings/(loss) per share
Basic earnings/(loss) per share (in USD per share)	$ 0.03	$ (0.01)	$ 0.28	$ 0.00
Diluted earnings/(loss) per share (in USD per share)	$ 0.03	$ (0.01)	$ 0.27	$ 0.00
Items that will not be reclassified to the statement of income and loss
Remeasurement effects of postemployment benefit plans	$ 0.3	$ (0.3)	$ 0.9	$ (4.2)
Income tax related to remeasurement effects	0.0	0.1	(0.2)	1.1
Items that subsequently may be reclassified to the statement of income and loss
Translation differences	285.7	(21.7)	380.8	43.3
Cash flow hedges	(54.0)	2.3	(90.0)	23.7
Income tax related to cash flow hedges	10.8	(0.4)	18.1	(4.7)
Tax windfall on share-based payments	0.0	0.0	0.1	0.0
Other comprehensive income/(loss), net of tax	242.8	(20.0)	309.7	59.2
TOTAL COMPREHENSIVE INCOME/(LOSS)	265.2	(21.8)	470.2	64.3
Total comprehensive income/(loss) attributable to:
Equity holders of the Company	261.0	(23.7)	462.5	60.6
Non-controlling interests	$ 4.2	$ 1.9	$ 7.7	$ 3.7